Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2017
Registrant Name	BAILLIE GIFFORD FUNDS
Central Index Key	0001120543
Amendment Flag	false
Document Creation Date	Dec. 17, 2018
Document Effective Date	Dec. 19, 2018
Prospectus Date	Dec. 19, 2018
Baillie Gifford International Smaller Companies Fund | Class K
Prospectus:
Trading Symbol	BICKX
Baillie Gifford International Smaller Companies Fund | Institutional Class
Prospectus:
Trading Symbol	BICIX